Financial Risk Management Objectives and Policies - Schedule of Nominal Foreign Exchange Exposure (Detail) - Currency risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	R$ 1,203,948	R$ 73,418
US Dollars [member] | Cash and cash equivalents and short term investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	356,174	278,227
US Dollars [member] | Security deposits and maintenance reserves [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	1,513,963	1,237,391
US Dollars [member] | Financial instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	116,564	49,530
US Dollars [member] | Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	122,456	314,609
US Dollars [member] | Total assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	2,109,157	1,879,757
US Dollars [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	334,407	255,646
US Dollars [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	2,706,880	2,609,704
US Dollars [member] | Other liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	50,278	164,949
US Dollars [member] | Total liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	3,091,565	3,030,299
US Dollars [member] | Derivatives (NDF) notional [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	2,186,356	1,223,960
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	1,287,780	835,957
Euro [member] | Long-term investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	1,287,780	835,957
Euro [member] | Total assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	R$ 1,287,780	R$ 835,957